Nature of the Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Oct. 02, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Nature Of Business [Line Items]
Net loss		$ 8,096	$ 4,221	$ 22,454	$ 7,693
Accumulated deficit		84,476		84,476		$ 62,022
Cash, cash equivalents and marketable securities on hand		$ 111,400		$ 111,400
Minimum
Nature Of Business [Line Items]
Number of months for operating plan sufficiently funded by cash resources				12 months
American Depositary Shares
Nature Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 77,400
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of ordinary shares, shares	6,164,000
Price per share	$ 14.00